Condensed Consolidating Financial Information - Statements of Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 3,385	$ 372	$ 202	$ 482	$ (13)	$ (49)	$ 96	$ 233	$ 4,441	$ 268	$ (2,337)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gain on derivatives, net									0	23	13
Foreign currency translation adjustments, net									(1)	(11)	12
Available-for-sale securities, net									(19)	1	(8)
Defined benefit plan, net									(78)	(35)	46
Other comprehensive (loss)/income									(98)	(22)	63
Comprehensive Income/(Loss)									4,343	246	(2,274)
Less: Comprehensive income attributable to redeemable noncontrolling interests									3	14	(179)
Comprehensive Income/(Loss) Attributable to NRG Energy, Inc.									4,340	232	(2,095)
Eliminations
Net income									(1,610)	(1,239)	(46)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gain on derivatives, net										(15)	(26)
Foreign currency translation adjustments, net									1	22	(1)
Available-for-sale securities, net									0	0	0
Defined benefit plan, net									17	9	(17)
Other comprehensive (loss)/income									18	16	(44)
Comprehensive Income/(Loss)									(1,592)	(1,223)	(90)
Less: Comprehensive income attributable to redeemable noncontrolling interests									0	76	(60)
Comprehensive Income/(Loss) Attributable to NRG Energy, Inc.									(1,592)	(1,299)	(30)
Guarantor Subsidiaries
Net income									1,493	997	421
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gain on derivatives, net										0	1
Foreign currency translation adjustments, net									0	(10)	6
Available-for-sale securities, net									0	0	0
Defined benefit plan, net									(17)	(9)	(13)
Other comprehensive (loss)/income									(17)	(19)	(6)
Comprehensive Income/(Loss)									1,476	978	415
Less: Comprehensive income attributable to redeemable noncontrolling interests									0	0	0
Comprehensive Income/(Loss) Attributable to NRG Energy, Inc.									1,476	978	415
Non-Guarantor Subsidiaries
Net income									120	136	(543)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gain on derivatives, net										29	13
Foreign currency translation adjustments, net									(1)	(10)	7
Available-for-sale securities, net									0	0	0
Defined benefit plan, net									0	0	30
Other comprehensive (loss)/income									(1)	19	50
Comprehensive Income/(Loss)									119	155	(493)
Less: Comprehensive income attributable to redeemable noncontrolling interests									3	(166)	(103)
Comprehensive Income/(Loss) Attributable to NRG Energy, Inc.									116	321	(390)
NRG Energy, Inc. (Note Issuer)
Net income									4,438	374	(2,169)
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gain on derivatives, net										9	25
Foreign currency translation adjustments, net									(1)	(13)	0
Available-for-sale securities, net									(19)	1	(8)
Defined benefit plan, net									(78)	(35)	46
Other comprehensive (loss)/income									(98)	(38)	63
Comprehensive Income/(Loss)									4,340	336	(2,106)
Less: Comprehensive income attributable to redeemable noncontrolling interests									0	104	(16)
Comprehensive Income/(Loss) Attributable to NRG Energy, Inc.									$ 4,340	$ 232	$ (2,090)